Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Revenue generated	¥ 26,933	¥ 5,222		¥ 3,606
Amount due from related parties	32,270	88,795	[1]		$ 4,693
Due to Related Parties, Current	13,994	0	[1]		$ 2,035
Alibaba Group Holding Limited [Member]
Related Party Transaction [Line Items]
Amount due from related parties	19,571	17,611
Alibaba Group Holding Limited [Member] | Marketing and Platform Service [Member]
Related Party Transaction [Line Items]
Fees paid	518,299	351,482		246,136
Alibaba Group Holding Limited [Member] | Logistic Service [Member]
Related Party Transaction [Line Items]
Fees paid	79,182	13,052		0
Alibaba Group Holding Limited [Member] | Warehousing Service Revenue [Member]
Related Party Transaction [Line Items]
Revenue generated	23,698	5,105		0
Amount due from related parties	19,571	17,611
Ahead (Shanghai) Trade Co., Ltd [Member]
Related Party Transaction [Line Items]
Fees paid	666	1,591		4,285
Revenue generated	10	117		3,606
Amount due from related parties	11,058	66,633
Amounts due from BCJ [Member]
Related Party Transaction [Line Items]
Amount due from related parties	1,573	4,551
Amounts due from BCJ [Member] | Logistic Service [Member]
Related Party Transaction [Line Items]
Revenue generated	3,157	0		0
Amount due from related parties	1,573	4,551
Ahead on behalf of the Group [Member]
Related Party Transaction [Line Items]
Amount due from related parties	11,058	66,633
Beijing Pengtai Baozun Ecommerce Co Ltd [Member]
Related Party Transaction [Line Items]
Fees paid	13,994	0		0
Due to Related Parties, Current	13,994	0
Beijing Pengtai Baozun Ecommerce Co Ltd [Member] | Purchase of Product [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	13,994
Shanghai Misako Ecommerce Limited [Member]
Related Party Transaction [Line Items]
Amount due from related parties	68	0
Shanghai Misako Ecommerce Limited [Member] | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	68	¥ 0		¥ 0
Amount due from related parties	¥ 68

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.